Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	FOLKUP DEVELOPMENT INC.
Entity Central Index Key	0001684506
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Amendment Description	Amendment
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0499929
Entity Address Address Line 1	Unit 17-18, 23/F
Entity Address Address Line 2	Metropole Square2 On Yiu Street
Entity Address City Or Town	Sha TinNew Territories
Entity Address Country	HK
City Area Code	852
Local Phone Number	3487-6330